Related party transactions - Sale Leaseback Transaction (Details) - Ship Finance - Affiliated entity $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Related Party Transaction [Line Items]
Sale leaseback transaction, remaining lease payments	$ 540
Sale lease transaction, purchase obligation	224
Sale leaseback transaction, total commitment	764
Sale leaseback transaction, fair value	424
Sale leaseback transaction, net book value	635
West Taurus
Related Party Transaction [Line Items]
Sale leaseback transaction, remaining lease payments	0
Sale lease transaction, purchase obligation	0
Sale leaseback transaction, total commitment	0
Sale leaseback transaction, fair value	146
Sale leaseback transaction, net book value	345
West Hercules
Related Party Transaction [Line Items]
Sale leaseback transaction, remaining lease payments	167
Sale lease transaction, purchase obligation	138
Sale leaseback transaction, total commitment	305
Sale leaseback transaction, fair value	136
Sale leaseback transaction, net book value	143
West Linus
Related Party Transaction [Line Items]
Sale leaseback transaction, remaining lease payments	373
Sale lease transaction, purchase obligation	86
Sale leaseback transaction, total commitment	459
Sale leaseback transaction, fair value	142
Sale leaseback transaction, net book value	$ 147